Short -Term Investments - Summary of Short Term Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Short Term Investments [Abstract]
Investment grade securities		$ 16,990
Term deposits	$ 360	360
Short-term investments	$ 360	$ 17,350